EQUITY - Common Shares Issued for Services (Details)			1 Months Ended										3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 07, 2023 Vote shares	Feb. 06, 2023 USD ($) shares	Jan. 31, 2024 shares	Dec. 31, 2023 shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Aug. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
EQUITY
Common shares issued for services (Shares)		714,000
Common shares issued for services | $		$ 2,499,000											$ 2,499,000			$ 2,499,000
Period after grant date used to determine fair market values of shares		30 days														30 days
Stock-based compensation expense | $																$ 2,499,000
Preferred stock, shares authorized (in shares)				10,000,000										10,000,000	10,000,000	10,000,000	10,000,000
Number of shares issued			3,429	44,286	30,005	22,856	57,143	85,715	42,858	57,143	42,858	108,642		3,429	491,506
Joel G. Solis
EQUITY
Number of shares issued	2,000
Pecos Slope Holdings
EQUITY
Number of shares issued	1,000
Casey J. Solis
EQUITY
Number of shares issued	1,000
Robert C. Solis
EQUITY
Number of shares issued	1,000
Series X Preferred Stock
EQUITY
Preferred stock, shares authorized (in shares)	5,000
Numbers of votes per share | Vote	1,000
Series X Preferred Stock | Joel G. Solis
EQUITY
Number of shares issued	2,000
Series X Preferred Stock | Pecos Slope Holdings
EQUITY
Number of shares issued	1,000
Series X Preferred Stock | Casey J. Solis
EQUITY
Number of shares issued	1,000
Series X Preferred Stock | Robert C. Solis
EQUITY
Number of shares issued	1,000